VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia: 10.5%
Bellevue Gold Ltd. * † 46,089,404 $ 31,937,322
Capricorn Metals Ltd. * 14,827,842 75,185,821
Emerald Resources NL * † 23,588,742 55,099,803
Evolution Mining Ltd. 71,419,923 318,690,895
Genesis Minerals Ltd. * † 40,557,597 94,993,057
Gold Road Resources Ltd. 38,958,813 70,753,210
Northern Star Resources
Ltd. † 41,084,241 473,034,158
Perseus Mining Ltd. 49,262,361 103,342,533
Ramelius Resources Ltd. † 41,477,212 61,997,467
Regis Resources Ltd. * 27,122,596 66,900,826
Resolute Mining Ltd. * † 76,435,557 22,271,981
Vault Minerals Ltd. * 244,217,304 68,595,881
West African Resources
Ltd. * 40,919,440 59,850,345
Westgold Resources Ltd. † 33,858,850 61,187,663
1,563,840,962
Brazil: 7.5%
Wheaton Precious Metals
Corp. (USD) † 14,370,002 1,115,543,255
Underline
Burkina Faso: 0.9%
IAMGOLD Corp. (USD) * 20,550,152 128,438,450
Underline
Canada: 44.6%
Agnico Eagle Mines Ltd.
(USD) † 15,930,507 1,727,026,264
Alamos Gold, Inc. (USD) 15,093,710 403,605,805
Aya Gold & Silver, Inc. * † 4,694,873 36,273,745
B2Gold Corp. (USD) † 47,320,652 134,863,858
Barrick Gold Corp. (USD) 54,701,225 1,063,391,814
Calibre Mining Corp. * 30,610,145 68,057,991
Dundee Precious Metals, Inc. 6,216,099 82,406,232
Endeavour Silver Corp.
(USD) * † 9,421,074 40,227,986
Equinox Gold Corp. (USD) * † 16,349,306 112,483,225
First Majestic Silver Corp.
(USD) † 17,416,394 116,515,676
Fortuna Mining Corp.
(USD) * † 11,003,374 67,120,581
Franco-Nevada Corp. (USD) 6,099,001 960,958,598
G Mining Ventures Corp. * † 8,115,369 105,836,704
K92 Mining, Inc. * † 8,602,527 74,175,689
Kinross Gold Corp. (USD) † 44,126,218 556,431,609
MAG Silver Corp. (USD) * † 3,708,811 56,670,632
New Gold, Inc. (USD) * 28,408,739 105,396,422
OceanaGold Corp. 25,218,465 84,105,355
Osisko Gold Royalties Ltd.
(USD) † 6,704,578 141,600,687
Pan American Silver Corp.
(USD) 13,001,003 335,815,907
Sandstorm Gold Ltd. (USD) 10,631,670 80,269,109
Silvercorp Metals, Inc.
(USD) † 7,805,542 30,207,448
SSR Mining, Inc. (USD) * 7,265,897 72,876,947
Torex Gold Resources, Inc. *
† 3,093,433 85,651,072
Number
of Shares Value
Canada (continued)
Wesdome Gold Mines Ltd. *
† 5,381,268 $ 64,085,415
6,606,054,771
China: 4.6%
Zhaojin Mining Industry Co.
Ltd. (HKD) † 98,412,000 196,604,745
Zijin Mining Group Co. Ltd.
(HKD) 214,928,000 490,515,514
687,120,259
Colombia: 0.2%
Aris Mining Corp. (USD) * † 6,135,476 28,468,609
Underline
Kyrgyzstan: 0.3%
Centerra Gold, Inc. (CAD) 7,546,496 47,871,814
Underline
Peru: 1.0%
Cia de Minas Buenaventura
SAA (ADR) 9,108,729 142,369,434
Underline
South Africa: 11.8%
Anglogold Ashanti Plc (USD) 18,076,916 671,015,122
DRDGOLD Ltd. (ADR) † 3,103,976 48,018,509
Gold Fields Ltd. (ADR) † 31,332,493 692,134,770
Harmony Gold Mining Co.
Ltd. (ADR) † 22,788,975 336,593,161
1,747,761,562
Turkey: 0.8%
Eldorado Gold Corp. (USD) * 7,357,961 123,760,904
Underline
United Kingdom: 1.7%
Endeavour Mining Plc
(CAD) † 8,711,032 209,294,762
Pan African Resources Plc
(ZAR) † 72,877,942 40,552,575
249,847,337
United States: 16.0%
Coeur Mining, Inc. * 22,925,290 135,717,717
Hecla Mining Co. 22,682,474 126,114,555
Newmont Corp. 35,690,658 1,723,144,968
Royal Gold, Inc. 2,360,810 386,016,043
2,370,993,283
Total Common Stocks
(Cost: $10,509,918,419) 14,812,070,640
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $128,745,490)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 128,745,490 128,745,490
Total Investments: 100.8%
(Cost: $10,638,663,909) 14,940,816,130
Liabilities in excess of other assets: (0.8)% (117,209,882)
NET ASSETS: 100.0% $ 14,823,606,248

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
HKD Hong Kong Dollar
USD United States Dollar
ZAR South African Rand
† Security fully or partially on loan. Total market value of securities on loan is $487,797,203.
* Non-income producing